ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of assets held for sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	R$ 16,903,542	R$ 14,658,481	R$ 13,301,716	R$ 16,174,130
Other current tax receivable	886,136	745,856
Investments in subsidiaries and associates	10,678,566	17,611,369
Property, plant and equipment	23,019,016	21,239,974
Intangible assets and goodwill	26,330,785	22,650,287
Other assets	629,426	722,386
Total	978,788	2,138,165
Non-current assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	48,231
Other current tax receivable	3,030
Investments in subsidiaries and associates	60,792
Property, plant and equipment	395,757
Intangible assets and goodwill	437,965
Other assets	35
Properties held for sale	32,978
Total	978,788	R$ 2,138,165	R$ 40,383
Non-current assets held for sale [member] | Radar [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents
Other current tax receivable
Investments in subsidiaries and associates
Property, plant and equipment
Intangible assets and goodwill
Other assets
Properties held for sale	32,978
Total	32,978
Non-current assets held for sale [member] | Rumo S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents
Other current tax receivable
Investments in subsidiaries and associates	60,792
Property, plant and equipment
Intangible assets and goodwill
Other assets
Properties held for sale
Total	60,792
Non-current assets held for sale [member] | TUP Porto São Luis S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	48,231
Other current tax receivable	3,030
Investments in subsidiaries and associates
Property, plant and equipment	395,757
Intangible assets and goodwill	437,965
Other assets	35
Properties held for sale
Total	R$ 885,018